Leases - Schedule of Maturity Analysis of Annual Undiscounted Cash Flows (Details) ¥ in Thousands	Dec. 31, 2019 CNY (¥)
Leases [Abstract]
2020	¥ 347,647
2021	283,836
2022	194,472
2023	137,684
2024	73,986
Thereafter	159,095
Less imputed interest	226,338
Total	¥ 970,382